Operating Results From Discontinued Operations Included in Group's Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net (loss) income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	$ 236	$ (3,300)
Gaokao re-take business
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues	1,045	1,776
Pre-tax profit (loss) from discontinued operations	(61)	(3,444)
Income tax expense		144
Income (loss) from discontinued operations, net of tax	(61)	(3,300)
Gain on disposal of discontinued operation	297
Net (loss) income from discontinued operations attributable to China Distance Education Holding Limited, net of tax	$ 236	$ (3,300)